Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption Reflected in the Consolidated Balance Sheets - USD ($)		3 Months Ended	12 Months Ended
	Mar. 04, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Subject to Redemption Reflected in the Consolidated Balance Sheets [Abstract]
Gross proceeds	$ 287,500,000			$ 287,500,000
Less:
Proceeds allocated to Public Warrants				(13,081,250)
Class A common stock issuance costs				(15,632,692)
Plus:
Remeasurement of carrying value to redemption value		$ 352,674	$ 3,686,450	31,531,449
Class A common stock subject to possible redemption		10,788,134	46,744,889	$ 290,317,507
Less:
Redemption		$ (36,309,429)	$ (247,259,068)